Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000015666
Account Value [Line Items]
Line Graph and Table Measure Name	Micro Cap Portfolio, Institutional Class Shares
Account Value	$ 10,000	$ 21,328	$ 16,690	$ 19,245	$ 22,651	$ 14,073	$ 14,605	$ 14,686	$ 13,876	$ 10,618	$ 10,011
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 10,000	32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449
Russell Microcap Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Microcap Index (USD)
Account Value	$ 10,000	19,159	14,166	16,946	21,808	13,417	13,008	13,447	13,259	10,237	10,082
Russell Microcap Growth Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Microcap Growth Index (TR) (USD)
Account Value	$ 10,000	$ 16,625	$ 11,625	$ 14,169	$ 21,025	$ 14,430	$ 11,794	$ 12,658	$ 12,522	$ 9,941	$ 10,424